FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Narrative) (Details)	12 Months Ended
	May 31, 2026 EUR (€)	May 31, 2026 USD ($)	May 31, 2025 EUR (€)	May 31, 2025 USD ($)	May 31, 2026 CAD ($)	May 31, 2025 CAD ($)	May 31, 2024 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents					$ 38,298,048	$ 6,957,846	$ 2,814,576
Foreign Exchange Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Change in the Canadian dollar against the US dollar/Euro	€ 0.1	$ 0.1
Pre-tax foreign exchange gain	€ 14,382	$ 2,502,743	€ 850	$ 346,519
Credit Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Maximum exposure to credit risk					38,375,658	$ 7,140,021
Canada [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents					38,015,120
Netherlands [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents					$ 282,928